Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Other Commitments [Line Items]
Schedule Of Contractual Obligation
As of June 30, 2022, commitments of the Company in the normal course of business in excess of one year are as follows:

Balance (a)
Fiscal year ending June 30, 2023	$12,730
Fiscal year ending June 30, 2024	4,420
Fiscal year ending June 30, 2025	4,272

$21,422

(a)	The Company’s material off balance sheet arrangements relate to $ 14,791 for marketing partnership and other IT commitments and $ 6,631 of letters of credit.